UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
             ---------------------------------
Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
             ---------------------------------


Form 13F File Number:  28- 11828

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
             ---------------------------------
Title:     Managing Member
             ---------------------------------
Phone:     703-269-3400
             ---------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                McLean, VA               August 14, 2008
---------------------               -------------              ---------------
       [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          ONE
                                            --------
Form 13F Information Table Entry Total:     27
                                            --------
Form 13F Information Table Value Total:     149,182
                                            --------
                                           (thousands)


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

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ALLIANCE ONE INTL INC            COM        018772103  6,120  1,197,630 SH  DEFINED        1        1,197,630
AVIS BUDGET GROUP INC            COM        053774105  9,582  1,144,770 SH  DEFINED        1        1,144,770
BRUNSWICK CORP                   COM        117043109  9,358    882,870 SH  DEFINED        1          882,870
DELTA AIR LINES INC              COM NEW    247361702  6,012  1,054,660 SH  DEFINED        1        1,054,660
DILLARD'S INC.                   CL A       254067101  1,856  1,024,690 SH  DEFINED        1        1,024,690
DOLLAR THRIFTY AUTOMOTIVE GROUP  COM        256743105  9,868  1,044,210 SH  DEFINED        1        1,044,210
FEDERAL HOME LOAN MTG CO.        COM        313400301  5,642    344,020 SH    SOLE         1          344,020
FIDELITY NATIONAL FINANCIAL IN   CL A       31620R105  3,013    239,150 SH    SOLE         1          239,150
FRONTIER OIL CORP                COM        35914P105  6,564    274,510 SH  DEFINED        1          274,510
GOODYEAR TIRE & RUBBER CO        COM        382550101  7,433    416,900 SH    SOLE         1          416,900
HERTZ GLOBAL HOLDINGS            COM        42805T105  4,177    435,080 SH    SOLE         1          435,080
LANDAMERICA FINANCIAL GROUP      COM        514936103  7,072    318,690 SH  DEFINED        1          318,690
LEAR CORP                        COM        521865105  7,842    553,000 SH    SOLE         1          553,000
NORTHWEST AIRLNS                 COM        667280408  6,429    965,280 SH  DEFINED        1          965,280
NOVEN PHARMACEUTICALS INC        COM        670009109  6,148    575,130 SH  DEFINED        1          575,130
PILGRIMS PRIDE CORP              COM        721467108  5,564    428,300 SH    SOLE         1          428,300
RYLAND GROUP INC.                COM        783764103  6,107    280,000 SH  DEFINED        1          280,000
STEAK & SHAKE CO                 COM        857873103    566     89,430 SH  DEFINED        1           89,430
TRANSWITCH CORP                  COM        894065101  1,954  2,123,890 SH  DEFINED        1        2,123,890
TRIARC COS INC                   CL A       895927101  1,275    199,200 SH  DEFINED        1          199,200
TRIARC COS INC                   CL B SER 1 895927309  1,718    271,360 SH  DEFINED        1          271,360
TRONOX INC                       CL A       897051108  1,116    353,260 SH  DEFINED        1          353,260
UAL CORPORATION                  COM NEW    902549807  2,310    442,560 SH    SOLE         1          442,560
UNISYS CORP                      COM        909214108  2,195    555,660 SH    SOLE         1          555,660
WET SEAL INC                     CL A       961840105  6,876  1,441,460 SH  DEFINED        1        1,441,460
XL CAPITAL LTD                   CL A       G98255105  5,227    254,210 SH    SOLE         1          254,210
KINGSWAY FINANCIAL SERVICES      COM        496904103  7,158    824,630 SH  DEFINED        1          824,630

                                  TOTAL MARKET VALUE 149,182